Themes Airlines ETF
Schedule of Investments
June 30, 2025 (Unaudited)

COMMON STOCKS - 99.6%	Shares	Value
Industrial Services - 99.6%(a)
Air Canada (b)	3,465	$53,613
Air France-KLM (b)	2,677	29,181
Alaska Air Group, Inc. (b)	686	33,943
Allegiant Travel Co. (b)	361	19,837
American Airlines Group, Inc. (b)	3,103	34,816
ANA Holdings, Inc.	1,900	37,240
Cathay Pacific Airways Ltd.	13,966	19,037
Copa Holdings SA - Class A	386	42,448
Delta Air Lines, Inc.	779	38,311
Deutsche Lufthansa AG	5,567	47,084
easyJet PLC	6,248	45,643
El Al Israel Airlines (b)	6,223	24,387
Exchange Income Corp.	980	45,144
Finnair Oyj	2,084	6,584
Frontier Group Holdings, Inc. (b)	1,465	5,318
International Consolidated Airlines Group SA	11,542	54,057
Japan Airlines Co. Ltd.	2,200	44,938
JetBlue Airways Corp. (b)	8,042	34,018
Norwegian Air Shuttle ASA (b)	16,846	24,393
Qantas Airways Ltd.	7,188	50,809
Ryanair Holdings PLC - ADR	837	48,270
Singapore Airlines Ltd.	7,774	42,615
Skymark Airlines, Inc.	600	2,062
SkyWest, Inc. (b)	382	39,335
Southwest Airlines Co.	1,208	39,187
Sun Country Airlines Holdings, Inc. (b)	796	9,353
United Airlines Holdings, Inc. (b)	487	38,780
Wizz Air Holdings PLC (b)(c)	1,775	26,557
		936,960
TOTAL COMMON STOCKS (Cost $832,461)		936,960

SHORT-TERM INVESTMENTS - 0.1%		Value
Money Market Funds - 0.1%	Shares
First American Treasury Obligations Fund - Class X, 4.24% (d)	850	850
TOTAL SHORT-TERM INVESTMENTS (Cost $850)		850

TOTAL INVESTMENTS - 99.7% (Cost $833,311)		937,810
Other Assets in Excess of Liabilities - 0.3%		2,902
TOTAL NET ASSETS - 100.0%		$940,712
two		–%
Percentages are stated as a percent of net assets.		–%

ADR - American Depositary Receipt
ASA - Advanced Subscription Agreement
PLC - Public Limited Company

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2025, the value of these securities total $26,557 or 2.8% of the Fund’s net assets.

(d)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.

Summary of Fair Value Disclosure as of June 30, 2025 (Unaudited)

Themes Airlines ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	936,960	–	–	936,960
Money Market Funds	850	–	–	850
Total Investments	937,810	–	–	937,810

Refer to the Schedule of Investments for further disaggregation of investment categories.